Property and Equipment - Changes in Property and Equipment (Detail) - JPY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 24,726,000,000	¥ 15,125,000,000
Acquisitions	0
Impairment	57,000,000	0	¥ 0
Ending balance	25,024,000,000	24,726,000,000	15,125,000,000
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,856,000,000	30,082,000,000
Acquisitions	10,320,000,000	18,805,000,000
Disposals	(2,228,000,000)	(2,166,000,000)
Acquisition through business combinations		32,000,000
Loss of control of subsidiaries		(553,000,000)
Exchange differences	(111,000,000)	(250,000,000)
Other	(201,000,000)	(94,000,000)
Ending balance	53,636,000,000	45,856,000,000	30,082,000,000
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,130,000,000	14,957,000,000
Disposals	(1,881,000,000)	(1,768,000,000)
Depreciation	9,516,000,000	8,418,000,000
Acquisition through business combinations		12,000,000
Loss of control of subsidiaries		(362,000,000)
Impairment	57,000,000
Exchange differences	(51,000,000)	(106,000,000)
Other	(159,000,000)	(21,000,000)
Ending balance	28,612,000,000	21,130,000,000	14,957,000,000
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,342,000,000	4,622,000,000
Ending balance	4,832,000,000	4,342,000,000	4,622,000,000
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,570,000,000	6,501,000,000
Acquisitions	2,262,000,000	1,105,000,000
Disposals	(34,000,000)	(8,000,000)
Exchange differences		(1,000,000)
Other	(78,000,000)	(27,000,000)
Ending balance	9,720,000,000	7,570,000,000	6,501,000,000
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,228,000,000	1,879,000,000
Disposals	(17,000,000)	(1,000,000)
Depreciation	1,691,000,000	1,352,000,000
Exchange differences		(1,000,000)
Other	(14,000,000)	(1,000,000)
Ending balance	4,888,000,000	3,228,000,000	1,879,000,000
Equipment (mainly consist of servers) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,718,000,000	9,794,000,000
Ending balance	18,877,000,000	18,718,000,000	9,794,000,000
Equipment (mainly consist of servers) [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35,863,000,000	22,196,000,000
Acquisitions	7,646,000,000	16,095,000,000
Disposals	(2,000,000,000)	(2,134,000,000)
Acquisition through business combinations		18,000,000
Loss of control of subsidiaries		(141,000,000)
Exchange differences	(106,000,000)	(187,000,000)
Other	390,000,000	16,000,000
Ending balance	41,793,000,000	35,863,000,000	22,196,000,000
Equipment (mainly consist of servers) [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,145,000,000	12,402,000,000
Disposals	(1,728,000,000)	(1,751,000,000)
Depreciation	7,552,000,000	6,745,000,000
Acquisition through business combinations		11,000,000
Loss of control of subsidiaries		(73,000,000)
Impairment	57,000,000
Exchange differences	(46,000,000)	(78,000,000)
Other	(64,000,000)	(111,000,000)
Ending balance	22,916,000,000	17,145,000,000	12,402,000,000
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	963,000,000	42,000,000
Ending balance	555,000,000	963,000,000	42,000,000
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	963,000,000	42,000,000
Acquisitions	54,000,000	970,000,000
Exchange differences	2,000,000	(7,000,000)
Other	(464,000,000)	(42,000,000)
Ending balance	555,000,000	963,000,000	42,000,000
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	703,000,000	667,000,000
Ending balance	760,000,000	703,000,000	667,000,000
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,460,000,000	1,343,000,000
Acquisitions	358,000,000	635,000,000
Disposals	(194,000,000)	(24,000,000)
Acquisition through business combinations		14,000,000
Loss of control of subsidiaries		(412,000,000)
Exchange differences	(7,000,000)	(55,000,000)
Other	(49,000,000)	(41,000,000)
Ending balance	1,568,000,000	1,460,000,000	1,343,000,000
Others [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	757,000,000	676,000,000
Disposals	(136,000,000)	(16,000,000)
Depreciation	273,000,000	321,000,000
Acquisition through business combinations		1,000,000
Loss of control of subsidiaries		(289,000,000)
Exchange differences	(5,000,000)	(27,000,000)
Other	(81,000,000)	91,000,000
Ending balance	¥ 808,000,000	¥ 757,000,000	¥ 676,000,000